Stockholders' Equity (Deficit) - Schedule of Share-based Compensation Nonvested Shares (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Nonvested Options, Beginning Balance	204,382	800,210
Nonvested Options, Granted	1,762,495	126,567
Nonvested Options, Vested	(760,488)	(584,895)
Nonvested Options, Forfeited		(137,500)
Nonvested Options, Ending Balance	1,206,389	204,382
Weighted Average Exercise Price, Beginning Balance	$ 1.74	$ 1.63
Weighted Average Exercise Price, Granted	1.75	1.15
Weighted Average Exercise Price, Vested	1.39	1.46
Weighted Average Exercise Price, Forfeited		1.75
Weighted Average Exercise Price, Ending Balance	$ 1.75	$ 1.74